Statement of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (3,937,444)	$ (2,303,532)	$ (4,601,503)	$ (1,484,115)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53,229	49,710	67,103	64,968
Stock-based compensation	681,697	857,851	1,554,913	480,108
Issuance of common stock for consulting services	117,415	104,115	509,967	128,775
Issuance of common stock warrants	35,836	0
Changes in operating assets and liabilities:
Accounts receivable	6,066	(199,767)	(82,435)	(17,351)
Inventory	(67,007)	(173,163)	(93,816)	6,787
Prepaid expenses and other current assets	27,423	(60,063)	(144,608)	(5,867)
Accounts payable	115,704	(179,368)	(123,210)	(47,686)
Accrued expenses	(94,987)	80,728	574,191	21,458
Net cash used in operating activities	(3,062,068)	(1,823,489)	(2,339,398)	(852,923)
Cash flows from investing activities:
Purchase of property and equipment	(6,510)	(4,698)	(10,919)	(7,757)
Net cash used in investing activities	(6,510)	(4,698)	(10,919)	(7,757)
Cash flows from financing activities:
Proceeds from issuance of common stock upon option exercises	500	0	0	0
Advance from a related party	0	0	0	40,000
Proceeds from issuance of common stock and common stock warrants (net of issuance costs)	250,000	5,139,428	5,185,430	1,147,000
Net cash provided by financing activities	250,500	5,139,428	5,185,430	1,187,000
Net (decrease) increase in cash and cash equivalents	(2,818,078)	3,311,241	2,835,113	326,320
Cash and cash equivalents, beginning of period	3,387,428	552,315	552,315	225,995
Cash and cash equivalents, end of period	569,350	3,863,556	3,387,428	552,315
Supplemental disclosure of cash flow information:
Cash paid during the period for: Interest	0	0	0	0
Cash paid during the period for: Income taxes	3,753	0	0	0
Non-cash financing activities
Issuance of common stock for stock subscription received in 2013	250,000	0	0	0
Value of common stock issued to settle accrued liabilities	$ 0	$ 14,000	$ 0	$ 0